Income tax expense and other taxes - Disclosure of Detailed Information For Tax Losses Originated Explanatory (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of Tax Losses [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 253,249
Tax year 2017 [Member]
Disclosure of Tax Losses [Line Items]
Unused tax losses for which no deferred tax asset recognised	87,569
Tax year 2018 [Member]
Disclosure of Tax Losses [Line Items]
Unused tax losses for which no deferred tax asset recognised	86,630
Tax year 2019 [Member]
Disclosure of Tax Losses [Line Items]
Unused tax losses for which no deferred tax asset recognised	51,849
Tax year 2020 [Member]
Disclosure of Tax Losses [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 27,201